Capital Disclosure of cash flow statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Cash flows from (used in) operating activities	$ 849	$ 820	$ 626
Increase (decrease) in cash flow from (used in) operating activities	29
Change in non-cash operating working capital balances	(121)	44	114
Increase (decrease) in non cash working capital	(165)
Cash flow from operations before changes in working capital	728	864	740
Increase (decrease) in cash flow from operations before changes in working capital	(136)
Distributions paid to subsidiaries’ non-controlling interests	106	165	172
Increase (decrease) in dividends paid to non controlling interests	59
Property, plant and equipment expenditures	417	277	338
Increase (decrease) in property, plant and equipment expenditure	(140)
Net inflows (outflows) of cash	120	336
Increase (decrease) in net inflows (outflows) of cash	(216)
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	45	46	46
Increase (decrease) in dividends paid	1
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	40	$ 40	$ 40
Increase (decrease) in dividends paid	$ 0